Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of property, plant and equipment
Balance at the beginning	€ 9,438.0	€ 9,029.6
Balance at the end	8,361.1	9,438.0	€ 9,029.6
Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	9,269.0	8,912.5
Balance at the end	8,192.9	9,269.0	8,912.5
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	77.7	52.0
Balance at the end	90.1	77.7	52.0
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	77.2	49.7
Balance at the end	67.0	77.2	49.7
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	13.6	14.8
Balance at the end	10.7	13.6	14.8
Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	0.5	0.6
Balance at the end	0.4	0.5	0.6
Cost
Reconciliation of property, plant and equipment
Balance at the beginning	13,599.8	12,874.0	11,493.9
Additions in year	300.0	1,237.0	1,546.7
Supplier Reimbursements	(377.6)
Contractual amendments	(496.9)
Disposals in year	(83.7)	(412.5)	(166.6)
Transfers to assets held for sale		(98.7)
Balance at the end	12,941.6	13,599.8	12,874.0
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	13,278.9	12,629.2	11,303.5
Additions in year	274.4	1,160.8	1,485.2
Supplier Reimbursements	(377.6)
Contractual amendments	(496.9)
Disposals in year	(83.7)	(412.4)	(159.5)
Transfers to assets held for sale		(98.7)
Balance at the end	12,595.1	13,278.9	12,629.2
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	107.4	78.1	82.7
Additions in year	16.7	29.3	2.4
Disposals in year			(7.0)
Balance at the end	124.1	107.4	78.1
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	127.8	87.9	40.7
Additions in year	4.1	39.9	47.2
Balance at the end	131.9	127.8	87.9
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	80.7	74.3	62.7
Additions in year	4.5	6.5	11.7
Disposals in year		(0.1)	(0.1)
Balance at the end	85.2	80.7	74.3
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	5.0	4.5	4.3
Additions in year	0.3	0.5	0.2
Balance at the end	5.3	5.0	4.5
Depreciation
Reconciliation of property, plant and equipment
Balance at the beginning	4,161.8	3,844.4	3,370.5
Additions in year	502.4	689.3	640.5
Disposals in year	(83.7)	(371.9)	(166.6)
Balance at the end	4,580.5	4,161.8	3,844.4
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	4,009.9	3,716.7	3,251.3
Additions in year	476.0	665.0	624.9
Disposals in year	(83.7)	(371.8)	(159.5)
Balance at the end	4,402.2	4,009.9	3,716.7
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	29.7	26.1	29.5
Additions in year	4.3	3.6	3.6
Disposals in year			(7.0)
Balance at the end	34.0	29.7	26.1
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	50.6	38.2	32.9
Additions in year	14.3	12.4	5.3
Balance at the end	64.9	50.6	38.2
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	67.1	59.5	53.3
Additions in year	7.4	7.7	6.3
Disposals in year		(0.1)	(0.1)
Balance at the end	74.5	67.1	59.5
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	4.5	3.9	3.5
Additions in year	0.4	0.6	0.4
Balance at the end	€ 4.9	€ 4.5	€ 3.9